[front cover]

American Century

Fund Profile

Equity Income Fund

This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
Investor Centers. See the back cover for additional telephone numbers and our address.

April 30, 2001
Investor Class

[american century logo (reg. sm) and text logo)

EQUITY INCOME FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Equity Income seeks current income. Capital appreciation is a secondary objective.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund managers look for stocks with a favorable dividend-paying history that have the prospects for dividend payments to continue or increase.
    Secondarily, the fund managers look for the possibility that the stock price may increase. The fund seeks to receive dividend payments that provide a yield that exceeds the yield of the stocks comprising the S&P 500 Index.

    Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, the fund managers look for companies with earnings, cash flow and/or assets that may not be reflected accurately in the companies'
    stock prices or may be outside of the companies' historical ranges. The fund managers also look for companies whose dividend payments appear high when compared to the stock price.

    Under normal circumstances, the fund managers intend to keep at least 85% of the fund's assets in income-paying  securities and at least 65% of its assets in U.S. equity securities. A portion of the fund's assets may be invested in bonds and other fixed-income securities.

    When the fund managers believe that it is prudent, they  also may invest assets in nonleveraged futures and options. "Nonleveraged" means that the fund may not invest in futures and options where it would be possible to lose more than the fund invested. Futures and options can help the fund's cash assets remain liquid while performing more like stocks.

    Additional information about Equity Income's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and  investment strategies that significantly affected the fund's  performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING  IN THE FUND?

    *  As with all funds, at any given time your shares may be worth more or less than the price you paid for them. As a result, it is possible to lose money by investing in the fund.

    *  An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

    *  The value of Equity Income's shares depends on the value of the securities it owns and the amount of dividends  and interest paid to the fund. The value of the individual  securities the fund owns and the dividends they pay  will go up and down depending on the performance of the companies that issued them, general market and  economic conditions, and investor confidence.

    *  The value of Equity Income's assets invested in bonds and other fixed-income securities will go up and down as  prevailing interest rates change. Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline.

    *  If the individual stocks Equity Income owns do not continue or increase dividend payments, or their stock price declines, the value of the fund's shares may not increase as high as other funds and may decline, even if stock prices generally are rising.

    In summary, Equity Income is intended for investors who seek current income through an equity fund that invests  primarily in dividend-paying stocks and who are willing to accept the risks associated with that investment strategy.

    FUND PERFORMANCE

    The following bar chart shows the actual performance of Equity Income's
    Investor Class shares for each full calendar year since the fund's inception on August 1, 1994. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

    [data from bar chart]

    Calendar Year-By-Year Returns (1)
    2000               21.91%
    1999               -0.18%
    1998               12.97%
    1997               28.26%
    1996               23.31%
    1995               29.63%

        (1) As of March 31, 2001, the end of the most recent calendar quarter,
        Equity Income's year-to-date return was -1.72%.

Equity Income                                 American Century Investments

    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                            Highest                   Lowest
    ---------------------------------------------------------------------------
    Equity Income           14.19% (4Q 1998)          -6.23% (3Q 1998)

    The following table shows the average annual total returns of the fund's
    Investor Class shares for the periods indicated. The S&P 500 Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons. The Lipper Equity Income Fund Index is  a non-weighted index of the 30 largest equity income  mutual funds.

                                  1 YEAR       5 YEARS       LIFE OF FUND(1)

     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED MARCH 31, 2001)
        Equity Income             20.85%        14.88%          16.62%
        S&P 500 Index            -21.68%        14.18%          17.05%
        Lipper Equity Income
           Fund Index              1.73%        11.06%          13.03%

        (1) The inception date for Equity Income is August 1, 1994.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century

    * to reinvest dividends in additional shares

    * to exchange into the Investor Class shares of other American Century funds

    * to redeem your shares

    The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

         Management Fee                            1.00%
         Distribution and Service (12b-1) Fees     None
         Other Expenses                            0.00%(1)
         Total Annual Fund Operating Expenses      1.00%

        (1)Other expenses, which include the fees and expenses of the fund's independent directors and their legal counsel, as well as interest, were less than 0.005% for the most recent  fiscal year.

           EXAMPLE

             Assuming you . . .

             * invest $10,000 in the fund

             * redeem all of your shares at the end of the periods shown below

             * earn a 5% return each year

             * incur the same operating expenses as shown above

             . . . your cost of investing in the fund would be:

                   1 year        3 years       5 years       10 years
                   $102           $318          $551          $1,219

             Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below are the portfolio managers for the Equity Income team:

    PHILLIP N. DAVIDSON, Senior Vice President and Senior Portfolio Manager, has
    been a member of the team that manages Equity Income since its inception in
    August 1994. He joined American Century in September 1993. Prior to joining
    American Century, he spent 11 years at Boatmen's Trust Company in St. Louis and served as Vice President and Portfolio Manager responsible for institutional value equity clients. He has a bachelor's degree in finance and an MBA from Illinois State University.

    SCOTT A. MOORE, Vice President and Portfolio Manager, has been a member of the team that manages Equity Income since October 1996 and Portfolio Manager since February 1999. He joined American Century in August 1993 as an
    Investment Analyst. He has a bachelor's degree in finance from Southern
    Illinois University and an MBA in finance from the University of Missouri -
    Columbia. He is a Chartered Financial Analyst.

Equity Income                                                  Fund Profile

6. HOW DO I BUY FUND SHARES?

    American Century offers several ways to purchase shares

    *  Complete and return an application along with an investment check payable to American Century Investments

    *  If you already have an American Century account, call us or access our
    Web site to exchange shares from another American Century fund

    *  Call us and send your investment by bank wire transfer

    Your initial investment must be at least $2,500 ($1,000 for traditional and
    Roth IRAs). If your account balance falls below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Equity Income for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Equity Income pays distributions from net investment income quarterly.
    Distributions from realized capital gains are paid once a year, usually in
    December. Distributions may be taxable as ordinary income, capital gains or a  combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold.
    Distributions are reinvested  automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier for you to manage your account, such as

    *  telephone transactions

    *  wire and electronic funds transfers

    *  24-hour Automated Information Line transactions

    *  24-hour online account access and transactions

    You will find more information about these choices in Your Guide to American
    Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

    Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American
    Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing  in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------
AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
MPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-353

Visit our Web site at   WWW.AMERICANCENTURY.COM             [graphic of arrow]

                                   American Century Investment Services, Inc.
SH-PRF-24999   0104             (c)2001 American Century Services Corporation

[front cover]

American Century
Fund Profile

Value Fund

This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
Investor Centers. See the back cover for additional telephone numbers and our address.

April 30, 2001
Investor Class

[american century logo (reg. sm) and text logo)

VALUE FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Value seeks long-term capital growth. Income is a secondary objective.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund managers look for stocks of companies that they believe are undervalued at the time of purchase. The managers use a value investment strategy that looks for  companies that are temporarily out of favor in the market. They attempt to purchase the stocks of these undervalued companies and hold them until they have returned to favor in the market and their stock prices have gone up.

    Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, the fund managers look for companies with earnings, cash flows and/or assets that may not be reflected accurately in the companies'
    stock prices or may be outside of the companies' historical ranges.

    Under normal market conditions, the fund managers intend to keep at least
    65% of the fund's assets invested in U.S.  equity securities. Although the fund managers invest in  companies of all sizes, the fund's overall characteristics are most similar to those in the mid-cap arena.

    When the fund managers believe that it is prudent, they also may invest assets in nonleveraged futures and options. "Nonleveraged" means that the fund may not invest in futures and options where it would be possible to lose more than the fund invested. Futures and options can help the fund's cash assets remain liquid while performing more like stocks.

    Additional information about Value's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    *  As with all funds, at any given time your shares may be worth more or less than the price you paid for them.  As a result, it is possible to lose money by investing in  the fund.

    *  An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

    *  The value of the fund's shares depends on the value of
    the stocks and other securities it owns. The value of the individual securities Value owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. If the market does not consider the individual stocks purchased by Value to be undervalued, the value of the fund's shares may not increase as high as other funds and may decline, even if stock prices generally are rising.

    *  Although the fund managers intend to invest the fund's assets primarily in U.S. stocks, the fund may invest in securities of foreign companies. To the extent the fund invests in foreign securities, the overall risk of the funds could be affected. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. stocks.

    In summary, Value is intended for investors who seek long-term capital growth through an equity fund utilizing the value style of investing and who are willing to accept the risks associated with that investment strategy.

Value                                         American Century Investments

    FUND PERFORMANCE

    The following bar chart shows the actual performance of Value's Investor
    Class shares for each full calendar year since the fund's inception on
    September 1, 1993. The bar chart  indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will  perform in the future.

    [data from bar chart]

    Calendar Year-By-Year Returns (1)
    2000               18.27%
    1999               -0.80%
    1998                4.99%
    1997               26.01%
    1996               24.25%
    1995               32.80%
    1994                3.99%

        (1) As of March 31, 2001, the end of the most recent calendar quarter,
        Value's year-to-date return was -1.42%.

    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                        Highest                       Lowest
    ---------------------------------------------------------------------------
    Value               18.45% (2Q 1999)              -11.00% (3Q 1999)

    The following table shows the average annual total returns of the fund's
    Investor Class shares for the periods indicated. The fund's benchmark was changed from the S&P 500/BARRA Value Index to the Lipper Multicap Value
    Index beginning January 1, 2000. The fund's advisor believes the latter index better represents the types of value stocks in which the  fund invests.

                            1 YEAR       5 YEARS          LIFE OF FUND(1)

     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED MARCH 31, 2001)
        Value               19.20%       12.08%                 14.04%
        Lipper Multicap
           Value Index       6.54%       11.83%                 12.71%
        S&P 500 Index      -21.68%       14.18%                 15.04%

        (1) The inception date for Value is September 1, 1993.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century

    * to reinvest dividends in additional shares

    * to exchange into the Investor Class shares of other American Century funds

    * to redeem your shares

    The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

         Management Fee                                 1.00%
         Distribution and Service (12b-1) Fees          None
         Other Expenses                                 0.00%(1)
         Total Annual Fund Operating Expenses           1.00%

        (1) Other expenses, which include the fees and expenses of the fund's independent directors and their legal counsel, as well as interest, were less than 0.005% for the most recent fiscal year.

           EXAMPLE

             Assuming you . . .

             * invest $10,000 in the fund

             * redeem all of your shares at the end of the periods shown below

             * earn a 5% return each year

             * incur the same operating expenses as shown above

             . . . your cost of investing in the fund would be:

                   1 year        3 years      5 years       10 years
                   $102           $318         $551          $1,219

             Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below are the portfolio managers for the Value team:

Value                                                          Fund Profile

    PHILLIP N. DAVIDSON, Senior Vice President and Senior Portfolio Manager, has
    been a member of the team that manages Value since joining American Century in September 1993. Prior to joining American Century, he spent 11 years at
    Boatmen's Trust Company in St. Louis and served as Vice President and
    Portfolio Manager responsible for institutional value equity clients. He has a bachelor's degree in finance and an MBA from Illinois State University.

    SCOTT A. MOORE, Vice President and Portfolio Manager, has been a member of the team that manages Value since October 1996 and Portfolio Manager since
    February 1999. He joined American Century in August 1993 as an Investment
    Analyst. He has a bachelor's degree in finance from Southern Illinois
    University and an MBA in finance from the University of Missouri - Columbia.
    He is a Chartered Financial Analyst.

6. HOW DO I BUY FUND SHARES?

    American Century offers several ways to purchase shares

    *  Complete and return an application along with an investment check payable to American Century Investments

    *  If you already have an American Century account, call us or access our
    Web site to exchange shares from another American Century fund

    *  Call us and send your investment by bank wire transfer

    Your initial investment must be at least $2,500 ($1,000 for  traditional and
    Roth IRAs). If your account balance falls  below this account minimum, your shares may be  redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Value for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply.
    For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Value pays distributions from net investment income  quarterly.
    Distributions from realized capital gains are paid once a year, usually in
    December. Distributions may be  taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold.
    Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier for you to manage your account, such as

    *  telephone transactions

    *  wire and electronic funds transfers

    *  24-hour Automated Information Line transactions

    *  24-hour online account access and transactions

    You will find more information about these choices in Your Guide to American
    Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

    Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American
    Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing  in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at  1-800-345-3533.

--------------------------------------------------------------------------------
AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-353

Visit our Web site at   WWW.AMERICANCENTURY.COM          [graphic of arrow]

                                   American Century Investment Services, Inc.
SH-PRF-24998   0104             (c)2001 American Century Services Corporation

American Century
Fund Profile

[photo of woman sitting on bench, photo of hand holding pencil]

Small Cap Value Fund

This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
Investor Centers. See the back cover for additional telephone numbers and our address.

April 30, 2001
Investor Class

[american century logo and text logo (reg. sm)]

SMALL CAP VALUE FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Small Cap Value seeks long-term capital growth. Income is a secondary objective.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund managers look for stocks of companies that they believe are undervalued at the time of purchase. The managers use a value investment strategy that looks for smaller companies that are temporarily out of favor in the market. They attempt to purchase the stocks of these undervalued companies and hold them until they have returned to favor in the market and their stock prices have gone up.

    Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, the fund managers look for companies with earnings, cash flows and/or assets that may not be reflected accurately in the companies'
    stock prices or may be outside of the companies' historical ranges.

    Under normal market conditions, the fund managers intend to keep at least
    65% of the fund's assets invested in U.S. equity securities of smaller companies. The fund managers consider smaller companies to include those with a market capitalization. Market capitalization is the value of a company as determined by multiplying the number of shares of its stock outstanding by its current market price per share. The fund managers consider smaller companies to include those with a market capitalization no bigger than that of the largest company in the S&P SmallCap 600/BARRA Value
    Index. As of December 31, 2000, the largest company in the index had a market capitalization of $2.5 billion, while the median company in the index had a market capitalization of $357 million. The S&P SmallCap 600/BARRA
    Value Index is an unmanaged stock index which tracks the performance of small companies that may be attractive to investors using the value style of investing.

    When the fund managers believe that it is prudent, they also may invest assets in nonleveraged futures and options. "Nonleveraged" means that the fund may not invest in futures and options where it would be possible to lose more than the fund invested. Futures and options can help the fund's cash assets remain liquid while performing more  like stocks.

    Additional information about Small Cap Value's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    *  As with all funds, at any given time your shares may be worth more or less than the price you paid for them. As a result, it is possible to lose money by investing in the fund.

    *  An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any
       other government agency.

    *  The value of Small Cap Value's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. If the market does not consider the individual stocks purchased by Small Cap Value to be undervalued, the value of the fund's shares may not increase as high as other funds and may decline, even if stock prices generally are rising.

    *  Small Cap Value invests primarily in securities of smaller companies.
       These smaller companies may present greater opportunities for capital appreciation, but also may involve greater risks than larger companies.
       As a result, the value of the stocks issued by these smaller companies may go up and down more than the stocks of larger issuers. This price volatility may be reflected in the share price of the fund.

    In summary, Small Cap Value is intended for investors who seek long-term capital growth through an equity fund investing in smaller companies utilizing the value style of investing and who are willing to accept the risks associated with that investment strategy.

Small Cap Value                               American Century Investments

    Fund Performance

    The following bar chart shows the actual performance of Small Cap Value's
    Investor Class shares for each full calendar year since the fund's inception on July 31, 1998. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

    [data from bar chart]

    Calendar Year-By-Year Returns(1)
        2000            39.41%
        1999            -0.86%

        (1)  As of March 31, 2001, the end of the most recent calendar quarter,
             Small Cap Value's year-to-date return was 4.71%.

    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                    Lowest
    Small Cap Value           15.80% (2Q 1999)           -7.88% (3Q 1999)

    The following table shows the average annual total returns of the fund's
    Investor Class shares for the periods indicated. The S&P SmallCap 600/BARRA
    Value Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons.

                                                               1 YEAR      LIFE OF FUND(1)
     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED MARCH 31, 2001)
        Small Cap Value                                         36.51%          16.30%
        S&P SmallCap 600/BARRA
           Value Index                                          16.44%           7.22%

        (1) The inception date for Small Cap Value is July 31, 1998.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century
    * to reinvest dividends in additional shares
    * to exchange into the Investor Class shares of other American Century funds
    * to redeem your shares

    The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

         Management Fee                               1.25%
         Distribution and Service (12b-1) Fees        None
         Other Expenses                               0.00%(1)
         Total Annual Fund Operating Expenses         1.25%

       (1) Other expenses, which include the fees and expenses of the fund's independent directors and their legal counsel, as well as interest, were less than 0.005% for the most recent fiscal year.

           EXAMPLE

             Assuming you . . .
             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above

             . . . your cost of investing in the fund would be:

             1 year          3 years           5 years       10 years
              $127            $395              $683          $1,503

           Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND  PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below are the portfolio managers for the Small Cap Value team:

    R. Todd Vingers, Vice President and Senior Portfolio Manager, has been a member of the team that manages Small Cap Value since its inception in July
    1998. He joined American Century in August 1994 as an Investment Analyst. He
    has a bachelor's degree in business administration from the University of
    St. Thomas and an MBA in finance and accounting from the University of
    Chicago. He is a Chartered Financial Analyst.

Small Cap Value                                                Fund Profile

    Benjamin Z. Giele, Vice President and Portfolio Manager, has been a member of the team that manages Small Cap Value since its inception in July 1998 and Portfolio Manager since February 1999. He joined American Century in May
    1998 as an Investment Analyst. Before joining American Century, he served as an Investment Analyst at USAA Investment Management Company from June 1995 to May 1998 and as an Investment Analyst at Texas Commerce Investment
    Management from July 1992 to June 1995. He has a bachelor of arts from Rice
    University and an MBA in finance and accounting from the University of Texas
    - Austin. He is a Chartered Financial Analyst.

6. HOW DO I BUY FUND SHARES?

    American Century offers several ways to purchase shares

     * Complete and return an application along with an investment check payable to American Century Investments

     * If you already have an American Century account, call us or access our
       Web site to exchange shares from another American Century fund

     * Call us and send your investment by bank wire transfer

    Your initial investment must be at least $2,500 ($1,000 for traditional and
    Roth IRAs). If your account balance falls below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Small Cap Value for shares in nearly 70 other mutual funds offered by American Century.
    Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Small Cap Value pays distributions from net investment income quarterly.
    Distributions from realized capital gains are paid once a year, usually in
    December. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold.
    Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier for you to manage your account, such as

    *  telephone transactions
    *  wire and electronic funds transfers
    *  24-hour Automated Information Line transactions
    *  24-hour online account access and transactions

    You will find more information about these choices in Your Guide to American
    Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

    Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

    If you own or are considering purchasing fund shares  through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American
    Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------
American Century Investments
P.O. Box 419200
Kansas City, Missouri 64141-6200

Investor Relations
1-800-345-2021 or 816-531-5575

Automated Information Line
1-800-345-8765

Fax
816-340-7962

Telecommunications Device for the Deaf
1-800-634-4113 or 816-444-3485

Business, Not-For-Profit and
Employer-Sponsored Retirement Plans 1-800-345-3533

Visit our Web site at   www.americancentury.com  [graphic of arrow]

SH-PRF-25023   0104                American Century Investment Services, Inc.
                                (c)2001 American Century Services Corporation